Investment in an equity security (Tables)	12 Months Ended
Dec. 31, 2024
Equity Method Investments and Joint Ventures [Abstract]
Schedule of investment in an equity security	Investment in an unquoted equity security as of December 31, 2024 and 2023 consisted of the following:
		December 31,
		2024	2023
		US$	US$

K Hub	0.54%	-	100,000